Income Taxes (Schedule Of Reconciliation Of U.S. Federal Statutory Income Tax Rate To Effective Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Income Taxes [Abstract]
U.S. federal statutory tax rate	35.00%	35.00%	35.00%
U.S. state income taxes, net of federal tax benefit	1.20%	2.20%	1.60%
International taxes at lower rates	(11.60%)	(10.00%)	(6.40%)
Tax benefits from domestic manufacturer's deduction	(2.00%)	(1.10%)	(0.90%)
Research and development credits	(2.70%)	(2.40%)	(2.90%)
Puerto Rico excise tax	(1.70%)
Non-deductible IPR&D charges		0.40%
Other	0.80%	0.80%	0.10%
Effective income tax rate	19.00%	24.90%	26.50%